Accounts and Other Receivables	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Accounts and Other Receivables
Accounts and Other Receivables

Accounts and other receivables at December 31 consisted of the following:

	2013		2012
	Current	Long-term	Current	Long-term
Trade accounts receivable	$447.4	$—	$430.4	$—
Trade notes receivable	2.6	2.3	1.1	2.9
Total trade receivables	450.0	2.3	431.5	2.9
Other notes receivable:
Notes received as partial payment for divestitures	.5	5.4	.5	6.1
Other	3.0	1.6	.5	4.3
Income tax receivables	2.7	—	8.6	—
Other receivables	26.4	—	24.3	—
Subtotal other receivables	32.6	7.0	33.9	10.4
Total trade and other receivables	482.6	9.3	465.4	13.3
Allowance for doubtful accounts:
Trade accounts receivable	(14.6)	—	(18.9)	—
Trade notes receivable	(.6)	(1.3)	—	(.8)
Total trade receivables	(15.2)	(1.3)	(18.9)	(.8)
Other notes receivable	—	(1.1)	(.3)	(.6)
Total allowance for doubtful accounts	(15.2)	(2.4)	(19.2)	(1.4)
Total net receivables	$467.4	$6.9	$446.2	$11.9

Notes that were past due more than 90 days or had been placed on non-accrual status were not significant for the periods presented.

Activity related to the allowance for doubtful accounts is reflected below:

	Balance at December 31, 2011	2012 Charges*	2012 Charge-offs, Net of Recoveries	Balance at December 31, 2012	2013 Charges*	2013 Charge-offs, Net of Recoveries	Balance at December 31, 2013
Trade accounts receivable	$21.9	$4.1	$7.1	$18.9	$4.1	$8.4	$14.6
Trade notes receivable	.7	.1	—	.8	1.9	.8	1.9
Total trade receivables	22.6	4.2	7.1	19.7	6.0	9.2	16.5
Other notes receivable:
Notes received as partial payment for divestitures	2.7	.4	3.1	—	—	—	—
Other	.7	.3	.1	.9	.1	(.1)	1.1
Subtotal other receivables	3.4	.7	3.2	.9	.1	(.1)	1.1
Total allowance for doubtful accounts	$26.0	$4.9	$10.3	$20.6	$6.1	$9.1	$17.6

* - Includes discontinued operations charges of $.2 for both 2013 and 2012.